RELATED-PARTY TRANSACTIONS	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED-PARTY TRANSACTIONS
NOTE 6. RELATED-PARTY TRANSACTIONS

As of December 31, 2020, amount outstanding to related parties in total was $52,047, which were unsecured, non-interest bearing advance from related parties with no specific repayment terms.

Effective from September 01, 2019, our wholly owned subsidiary Common Design Limited have executed a consulting agreement for monthly services with one of its related party under which he is entitled to HKD 5,000 (equivalent to USD 641) monthly fee.

Also on July 1, 2020, Common Design Limited have executed monthly rent agreement with one of its related party for office space in Hong Kong at HKD 2,000 (equivalent to USD 256).

As of December 31, 2019, there is no amount due to related parties.